UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22710

Total Income+ Real Estate Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

 Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:  6/30/14

Item 1.  Schedule of Investments.

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014
Shares	Security	Value

	MUTUAL FUNDS - 28.27%
	ASSET ALLOCATION - 3.01%
136,579	Security Capital US Core Real Estate Securities Fund	$ 2,411,986

	DEBT FUND - 20.59%
123,399	Forward Select Income Fund	3,181,233
157,310	PIMCO Low Duration Fund	1,632,878
503,099	PIMCO Short-Term Fund	4,980,681
652,730	TCW Total Return Bond Fund	6,703,540
		16,498,332
	EQUITY FUND - 4.67%
403,550	Invesco Global Real Estate Income Fund	3,744,944

	TOTAL MUTUAL FUNDS	22,655,262
	(Cost - $22,240,999)

	REAL ESTATE INVESTMENT TRUSTS - 66.22%
	PRIVATE REAL ESTATE INVESTMENT TRUSTS- 63.26%
10,833	AEW Core Property Trust	9,186,015
41	Blackrock Granite Property	3,153,325
5,055	Clarion Lion Properties Fund	5,550,705
1,320	Clarion Lion Industrial Trust	1,534,965
18,623	Cornerstone Patriot Fund LP	1,946,632
1,670,760	J.P. Morgan US Real Estate Growth & Income LP	2,004,912
182	Morgan Stanley Prime Property Fund LLC	2,569,346
404,183	Principal Enhanced Property Fund LP	4,066,084
108,406	RREEF America REIT II, Inc.	10,271,508
119	Sentinel Real Estate Fund	8,690,942
1,400	Stockbridge Smart Markets Fund	1,715,159
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	50,689,593

	PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS- 2.87%
13,206	BehringerHarvard Multifamily REIT I, Inc. #	127,835
68,376	CNL Lifestyle Properties #	463,590
61,761	Dividend Capital Diversified Property Fund Class E	432,330
27,152	Hines Real Estate Investment Trust #	161,827
139,980	Inland America Real Estate Trust #	960,261
13,546	Landmark Apartment Trust of America #	104,301
551	Resource Real Estate Opportunity REIT #	5,192
15,000	TIER REIT, Inc. #	46,350
	TOTAL PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS	2,301,686

	PUBLICLY TRADED REAL ESTATE INVESTMENT TRUSTS- 0.09%
2,650	Columbia Property Trust	68,927
	TOTAL PUBLICLY TRADED REAL ESTATE INVESTMENT TRUSTS

	TOTAL REAL ESTATE INVESTMENT TRUSTS	53,060,206
	(Cost - $49,041,717)

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Shares	Security	Value

SHORT-TERM INVESTMENTS - 6.79%
MONEY MARKET FUND - 6.79%
5,438,412	Dreyfus Cash Management - Institutional Class, 0.05% +	$ 5,438,412
TOTAL SHORT-TERM INVESTMENTS
(Cost - $5,438,412)

TOTAL INVESTMENTS - 101.28%
	(Cost - $76,721,128) (a)	$ 81,153,880
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.28) %	(1,021,750)
	NET ASSETS - 100.00%	$ 80,132,130

# Value estimated using Fair Valuation Procedures adopted by the Board of Trustees.
+ Money market fund; interest rate reflects the seven-day effective yield on June 30, 2014.
^ Illiquid Security. Total illiquid securities represent 65.97% of net assets as of June 30, 2014.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $76,578,365 and differs from the value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 4,568,438
	Unrealized depreciation:	(14,156)
	Net unrealized appreciation:	$ 4,554,282

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s Net Asset Value ("NAV").

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Valuation of Private REITS – The Fund invests a significant portion of its assets in Private Real Estate Investment Trusts (“Private REITs”). The Private REITs measure their investment assets at fair value, and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (‘ASC”) 820, the Fund has elected to apply the practical expedient and to value its investments in Private REITs at their respective NAVs at each quarter. For non calendar quarter days, the Valuation Committee estimates the fair value of each Private REIT by adjusting the most recent NAV for each REIT by the change in a proprietary benchmark that the Valuation Committee has deemed to be representative of the entire Private REIT market. As of June 30, 2014, all of the Fund’s investments in Private REITs were valued at the respective NAVs of the Private REITs.

Valuation of Public Non-Traded REITs – The Fund may invest a portion of its assets in Public Non-Traded Real Estate Investment Trusts (“Public Non-Traded REITs”). The Public Non-Traded REITs do not report periodic NAVs and therefore cannot be valued using the practical expedient. The Valuation Committee determines the fair value of Public Non-Traded REITs on a daily basis by considering various factors such as the most recent published NAV, the transaction price, secondary market trades, shareholder redemption and dividend reinvestment programs, and potentially illiquidity discounts.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open‐ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed‐end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed‐end investment company purchased by the Fund will not change.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Fund	$ 22,655,262	$ -	$ -	$ 22,655,262
Private Real Estate Investment Trusts	-	50,689,593	-	50,689,593
Public Non-Traded Real Estate Investment Trusts	-	432,330	1,869,356	2,301,686
Publicly Traded Real Estate Investment Trusts	68,927	-	-	68,927
Money Market Fund	5,438,412	-	-	5,438,412
Total	$ 28,162,601	$ 51,121,923	$ 1,869,356	$ 81,153,880
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
Transfers reflectedin the table below represent transfers from Level 3 to Level 2.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

		Real Estate Investment Trusts	Total
Beginning Balance		$ 9,201,673	$ 9,201,673
Total realized gain (loss)		-	-
Appreciation (Depreciation)		(264,526)	(264,526)
Cost of Purchases		-	-
Proceeds from Sales		-	-
Return of Capital		-	-
Accrued Interest		-	-
Net transfers in/out of level 3		(7,067,791)	(7,067,791)
Ending Balance		$ 1,869,356	$ 1,869,356

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Significant unobservable valuation inputs for material Level 3 investments as of June 30, 2014, are as follows:

	Fair Value at	Valuation		Range
	6/30/2014	Technique	Unobservable Input	(Weighted Average)

Public Non-Traded Real Estate Investment Trusts	$3,874,268	Transaction Data	Dividend Reinvestment Plan Prices	$6.94 - $9.53
			Redemption Prices	$5.45 - $8.52
			Secondary Market Prices	$2.20 - $8.05
			Weighting of Transaction Prices by Volume (b)	1x - 9x
			Discount for Lack of Liquidity (a)	0%-30% (30%)

(a) Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participant would use such multiples when pricing the investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Total Income+ Real Estate Fund

By (Signature and Title)

*/s/ Jordan B. Ruddy

Jordan B. Ruddy, President

Date

8/19/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Jordan B. Ruddy

Jordan B. Ruddy, President

Date

8/19/2014

By (Signature and Title)

*/s/ Jerry Novack

 Jerry Novack, Treasurer

Date

8/19/2014